Schedule of effective income tax rate reconciliation (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2023 USD ($)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2021 CNY (¥)
Income Tax Disclosure [Abstract]
Income before income tax	$ 9,903	¥ 70,301	¥ 35,816	¥ 39,560
Expected taxation at PRC statutory tax rate		17,575	8,954	9,890
Impact of preferential tax rates		(6,711)	(2,749)	(5,255)
Research and development super-deduction		(18,676)	(8,534)	(6,417)
Effect of True up to Tax Return		258
Non-deductible expenses			7	1,497
Effect of income tax rate differences in jurisdictions other than the PRC		10	22	(6)
Change in valuation allowance		(336)	1,705	48
Total	$ (1,110)	¥ (7,880)	¥ (595)	¥ (243)